Consolidated Statements of Cash Flows (Parenthetical) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Cash classified as held for sale	¥ 306,000	¥ 3,196